Segment reporting	12 Months Ended
Dec. 31, 2025
Segment reporting
Segment reporting

5.   Segment reporting

A.Basis for segmentation

The Group operates through six operating segments based on the types of games, which are Nexters Global Ltd, Cubic Games Studio Ltd, MX Capital Ltd, Castcrown Ltd, Gamegears Ltd and Lighthour Ltd, while the last five of them are not considered to be reportable segments based on the criteria (quantitative thresholds) of IFRS 8. The financial information reviewed by our Chief Operating Decision Maker, which is our Board of Directors, is included within the operating segments mentioned above for purposes of allocating resources and evaluating financial performance.

The following summary describes the operations of the reportable segment:

Reportable segments	Operations
Nexters Global Ltd	Game development and publishing

B.Information about reportable segments

Information related to the reportable segment is set out below. Segment Management EBITDA is used to measure performance because management believes that this information is the most relevant in evaluating the results of the respective segments relative to the segments that operate in the same Group and is the primary measure reviewed by our Chief Operating Decision Maker.

The Company defines Management EBITDA as the net income/loss before income tax as presented in the Group’s consolidated financial statements in accordance with IFRS, adjusted to exclude (i) goodwill and investments in equity accounted associates’ impairment, (ii) finance income and expenses, (iii) share of loss of equity-accounted associates, (iv) depreciation and amortization, (v) share-based payments expenses, (vi) net effect from recognition of deferred net revenues, (vii) impairment loss on trade receivables and loan receivables, (viii) change in fair value of share warrant obligations and other financial instruments and (ix) certain non-cash or other special items that we do not consider indicative of our ongoing operating performance.

		Other segments and
For the year ended December 31, 2025	Nexters Global Ltd	corporate activities	Total
Segment revenue	389,405	14,941	404,346
Segment Management EBITDA	60,253	(25,711)	N/A

		Other segments and
For the year ended December 31, 2024	Nexters Global Ltd	corporate activities	Total
Segment revenue	403,639	17,294	420,933
Segment Management EBITDA	49,894	(14,200)	N/A

		Other segments and
For the year ended December 31, 2023	Nexters Global Ltd	corporate activities	Total
Segment revenue	447,148	17,401	464,549
Segment Management EBITDA	43,975	(15,670)	N/A

C.Reconciliation of information on reportable segment to the amounts reported in the financial statements

	For the year ended	For the year ended	For the year ended
	December 31, 2025	December 31, 2024	December 31, 2023
Profit before income tax
Management EBITDA for reportable segments	60,253	49,894	43,975
Management EBITDA for other segments	(25,711)	(14,200)	(15,670)
Net effect from recognition of deferred net revenues	41,942	10,052	22,231
Depreciation and amortization	(6,854)	(6,181)	(6,276)
Finance income	3,423	3,715	5,248
Finance expenses	(443)	(7,558)	(4,047)
Share-based payments expense	(609)	(1,278)	(2,032)
Impairment loss on trade receivables and loans receivable	(9)	(22)	(5,919)
Change in fair value of share warrant obligation and other financial instruments	4,384	913	10,946
Share of loss of equity-accounted associates	(3,799)	(7,524)	(515)
Other operating income	2,119	2,232	2,053
Consolidated profit before income tax	74,696	30,043	49,994

We disclose the geographical distribution of our revenue in Note 7. We do not have the ability to track revenue deferral on a by-country basis therefore we applied average deferral rate to in-game purchases disaggregated by geography.

Non-current assets excluding financial instruments and deferred taxes by geography are presented below:

December 31, 2024	Cyprus	Armenia	Kazakhstan	Total
Property and equipment	891	116	58	1,065
Right-of-use assets	1,451	395	—	1,846
Intangible assets	4,394	20	4	4,418
Goodwill	1,836	—	—	1,836
Long-term deferred platform commission fees	67,110	—	—	67,110
	75,682	531	62	76,275

December 31, 2025	Cyprus	Armenia	Kazakhstan	Total
Property and equipment	710	112	67	889
Right-of-use assets	757	290	—	1,047
Intangible assets	629	18	3	650
Loans receivable - non-current	318	—	—	318
Goodwill	1,836	—	—	1,836
Long-term deferred platform commission fees	54,554	—	—	54,554
	58,804	420	70	59,294